Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Income and Comprehensive Income
Net loss	$ (183,190)	$ (56,675)
Items that will not be reclassified to the consolidated statement of loss
Changes in fair value of financial assets at fair value through other comprehensive income	(43,486)	7,303
Income tax effect	4,324	(471)
Share of other comprehensive loss of associates	(1,368)	(1,665)
Items that may be reclassified to the consolidated statement of loss
Currency translation adjustments	49,904	(2,990)
Deemed disposal of an investment in an associate Reclassification to the statements of loss of the other comprehensive income, net of income tax	(294)	0
Other comprehensive income	9,080	2,177
Comprehensive loss	(174,110)	(54,498)
Comprehensive income (loss) attributable to Osisko Gold Royalties Ltd's shareholders:
From continuing operations	88,988	82,292
From discontinued operations	(204,039)	(100,181)
Comprehensive loss attributable to:
Osisko Gold Royalties Ltd's shareholders	(115,051)	(17,889)
Non-controlling interests	$ (59,059)	$ (36,609)